Cover	Dec. 06, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A (this “Form 8-K/A”) to our Current Report on Form 8-K filed with the Securities and Exchange Commission on December 6, 2022 (the “Original Form 8-K”) is being filed to amend Item 9.01 to the Original Form 8-K to include certain financial statements related to the acquisition by MICT, Inc. (the “Company”) of one hundred percent (100%) of the share capital of Tingo Mobile Limited (“Tingo Mobile”), a company limited by shares organized pursuant to the laws of the Federal Republic of Nigeria (hereinafter, the “Acquisition”). The Acquisition was accomplished via a merger of Esquire Gruppe (BVI) Limited, the immediate parent company of Tingo Mobile, with and into MICT Fintech (BVI) Limited, a wholly-owned subsidiary of the Company. Immediately, prior to the Acquisition, Tingo Mobile was a second-tier subsidiary of Tingo, Inc., a Nevada corporation (“Tingo”). The original structure of the Acquisition was reported as a purchase of one hundred percent of the outstanding common stock of Tingo on the Original Form 8-K, but was since modified, as described above, shortly before the consummation of the Acquisition. Except as set forth herein, no modifications have been made to the information contained in the Original Form 8-K.
Document Period End Date	Dec. 06, 2022
Entity File Number	001-35850
Entity Registrant Name	MICT, INC.
Entity Central Index Key	0000854800
Entity Tax Identification Number	27-0016420
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	28 West Grand Avenue
Entity Address, Address Line Two	Suite 3
Entity Address, City or Town	Montvale
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07645
City Area Code	201
Local Phone Number	225-0190
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MICT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false